Related Party Transactions - Narrative (Details) - Total for all associates [member] - Rawhide Acquisition Holdings $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Receivables due from related parties	$ 750
Receivables due from related parties, promissory note	$ 600
Promissory note, interest rate	0.06
Cash receipts from repayment of advances and loans made to related parties	$ 500
Receivables due from related parties, promissory note outstanding	$ 0